UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [ ]                        Amendment Number:
                                                                     ---------
Institutional Investment Manager Filing this Report:

Name:     Sidus Investment Management, LLC

Address:  767 Third Avenue
          New York, NY 10017

Form 13F File Number: 028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Skoog

Title:    CFO

Phone:    (212) 751-6644

Signature, Place, and Date of Signing:

/s/ Christopher Skoog           New York, New York            February 09, 2009
---------------------           ------------------            -----------------
  [Signature]                     [City, State]                    [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $8,575 (in thousands)

List of Other Included Managers:         None



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
                                                    FORM 13F INFORMATION TABLE

 COLUMN 1                       COLUMN 2   COLUMN 3      COLUMN 4       COLUMN 5      COLUMN 6     COLUMN 7  COLUMN 8
 --------                       --------   --------      --------       --------      --------     --------  --------

                                TITLE OF                 VALUE       SHRS OR    SH/   INVESTMENT   OTHER     VOTING
 NAME OF ISSUER                 CLASS      CUSIP         (x$1000)    PRN AMT    PRN   DISCRETION   MANAGERS  AUTHORITY
 --------------                 -----      -----         --------    -------    ---   ----------   --------  ---------

 APAC CUSTOMER SERVICES INC     COM        00185E106       1251       1033626    SH      SOLE        NONE      SOLE
 APPLIED MICRO CIRCUITS CORP    COM        03822W406        197         50000    SH      SOLE        NONE      SOLE
 BOOKHAM INC                    COM        09856E105         36         79780    SH      SOLE        NONE      SOLE
 BORLAND SOFTWARE CORP          COM        099849101        371        353640    SH      SOLE        NONE      SOLE
 CONCURRENT COMPUTER CORP NEW   COM        206710402        603        177233    SH      SOLE        NONE      SOLE
 ELECTROGLAS INC                COM        285324109         23        163710    SH      SOLE        NONE      SOLE
 EMAGEON INC.                   COM        29076V109        111         60000    SH      SOLE        NONE      SOLE
 EMULEX CORP                    COM        292475209        140         20000    SH      SOLE        NONE      SOLE
 IKANOS COMMUNICATIONS          COM        45173E105        643        509970    SH      SOLE        NONE      SOLE
 LIVEWIRE MOBLIE INC            COM        53837P102         20        211207    SH      SOLE        NONE      SOLE
 LOOKSMART LTD.                 COM        543442503        569        351490    SH      SOLE        NONE      SOLE
 MINDSPEED TECHNOLOGIES, INC.   COM        602682205        149        175576    SH      SOLE        NONE      SOLE
 OPENWAVE SYS INC               COM        683718308        789       1214380    SH      SOLE        NONE      SOLE
 OPNEXT INC                     COM        68375V105         88         50000    SH      SOLE        NONE      SOLE
 RICHARDSON ELECTRONICS LTD     COM        763165107        763        260520    SH      SOLE        NONE      SOLE
 SUPPORTSOFT, INC               COM        868587106        569        255021    SH      SOLE        NONE      SOLE
 BORLAND 2.75% DUE 2/15/2012    COM        099849AB7       1743       3005000    SH      SOLE        NONE      SOLE
 CIENA 0.25% DUE 5/01/2013      COM        171779AB7        510       1000000    SH      SOLE        NONE      SOLE


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